CONSOLIDATED BALANCE SHEETS (Unaudited) (PARENTHETICAL) - € / shares	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value per share	€ 0.45	€ 0.45
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	35,433,333	35,433,333
Common stock, shares outstanding	35,433,333	35,433,333